FEDERATED MDT SERIES

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 18, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED MDT SERIES (the “Trust”)

   1933 Act File No. 333-163310

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for the Trust.

The purpose of this Pre-Effective Statement is to file the corrected Statement of Additional Information of the Trust.  We are incorporating by reference the Trust’s Part A from the Initial Registration Statement filed on Form N-14 on November 24, 2009.

 In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-6659.

Very truly yours,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal

Enclosures